                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-5912
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                             MFS SPECIAL VALUE TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
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                   Date of reporting period: January 31, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 1/31/05

MFS(R) Special Value Trust

[graphic omitted]

                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

THE TRUST IS A CLOSED-END INVESTMENT PRODUCT. SHARES OF THE TRUST ARE ONLY AVAILABLE FOR PURCHASE/SALE ON THE NYSE AT THE CURRENT MARKET PRICE. SHARES MAY TRADE AT A PREMIUM OR DISCOUNT TO NAV.

Visit MFS.COM for the latest information about your investment.

o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.

o Week in Review provides a look at key events influencing U. S. and global financial markets for the week.

o MFS Global Perspective is a commentary and analysis of markets around the globe.

o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

A fact sheet, annual, and semiannual report for the fund can be accessed by clicking "Closed End Funds" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

MFS Special Value Trust
PORTFOLIO OF INVESTMENTS (Unaudited) 01/31/2005

ISSUER                                                                                      PAR AMOUNT                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
BONDS - 67.6%
---------------------------------------------------------------------------------------------------------------------------------
ADVERTISING & BROADCASTING - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75%, 2012                                               $     350,000              $     360,500
---------------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75%, 2010                                                        655,000                    630,437
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 7.7938%, 2012##                                                                  65,000                     66,950
---------------------------------------------------------------------------------------------------------------------------------
Intelsat Ltd., 8.625%, 2015##                                                                  135,000                    140,569
---------------------------------------------------------------------------------------------------------------------------------
LBI Media Holdings, Inc., 0% to 2008, 11% to 2013                                              875,000                    644,219
---------------------------------------------------------------------------------------------------------------------------------
Panamsat Holding Corp., 0% to 2009, 10.375% to 2014##                                          500,000                    333,750
---------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings Inc., 0% to 2005, 14% to 2009                                      212,267                    217,043
---------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio, Inc., 12%, 2010                                                            174,000                    205,320
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   2,598,788
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
Argo Tech Corp., 9.25%, 2011                                                             $     130,000              $     142,350
---------------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc., 8.875%, 2011                                                               475,000                    484,500
---------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp., 9.75%, 2009                                                                      650,000                    677,625
---------------------------------------------------------------------------------------------------------------------------------
K&F Acquisition, Inc., 7.75%, 2014##                                                            35,000                     34,825
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,339,300
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.568%, 2006                                                 $     500,000              $     386,588
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 6.795%, 2018                                                       486,616                    400,065
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 8.307%, 2018                                                       263,941                    219,858
---------------------------------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., 7.566%, 2020                                                        58,124                     47,071
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,053,582
---------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75%, 2015##                                                        $     305,000              $     296,612
---------------------------------------------------------------------------------------------------------------------------------
Propex Fabrics, Inc., 10%, 2012##                                                              395,000                    399,938
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     696,550
---------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED & Securitized - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Anthracite CDO Ltd., 6%, 2037##                                                          $     450,000              $     384,210
---------------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., 8.7799%, 2029##                                                    700,000                    605,609
---------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.54%, 2025^^                                                       676,674                    120,247
---------------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., 6.02%, 2033                                         250,000                    239,023
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., 1.5911%, 2039^^##                                              697,506                     53,059
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XII Ltd., 17%, 2033##                                                225,000                    237,094
---------------------------------------------------------------------------------------------------------------------------------
Preferred Term Securities XVI Ltd., 17%, 2034##                                                300,000                    300,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,939,242
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
Advanced Accessory Systems LLC, 10.75%, 2011                                             $      60,000              $      55,500
---------------------------------------------------------------------------------------------------------------------------------
Affinia Group, Inc., 9%, 2014##                                                                130,000                    133,900
---------------------------------------------------------------------------------------------------------------------------------
Metaldyne Corp., 11%, 2012                                                                     365,000                    302,950
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11%, 2013                                                                 13,000                     15,210
---------------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc., 11.75%, 2013                                         EUR                 163,000                    257,267
---------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc., 8.625%, 2014##                                                 $      40,000                     41,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     806,427
---------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9.25%, 2014                                                   $     110,000              $     106,700
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & Cable TV - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
Adelphia Communications Corp., 10.25%, 2011                                              $     750,000              $     667,500
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 8.125%, 2009                                                               155,000                    170,112
---------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 6.75%, 2012##                                                              110,000                    115,500
---------------------------------------------------------------------------------------------------------------------------------
Cablevision Systems Corp., 8%, 2012##                                                          180,000                    194,625
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.625%, 2009                                                     365,000                    292,000
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 9.92%, 2011                                                    1,150,000                    914,250
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications, Inc., 8.375%, 2014##                                             $      50,000              $      51,250
---------------------------------------------------------------------------------------------------------------------------------
FrontierVision Holdings LP, 11.875%, 2007*                                                     300,000                    388,500
---------------------------------------------------------------------------------------------------------------------------------
Frontiervision Operating Partners LP, 11%, 2006*                                               115,000                    146,050
---------------------------------------------------------------------------------------------------------------------------------
Grande Communications, 14%, 2011                                                               305,000                    308,050
---------------------------------------------------------------------------------------------------------------------------------
Kabel Deutschland, 10.625%, 2014##                                                             230,000                    259,900
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 9.5%, 2013                                                             285,000                    284,287
---------------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 11%, 2013                                                              265,000                    285,538
---------------------------------------------------------------------------------------------------------------------------------
Telenet Group Holdings N. V., 0% to 2008, 11.5% to 2014##                                      780,000                    588,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,666,462
---------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Refco Finance Holdings LLC, 9%, 2012##                                                   $      90,000              $      98,100
---------------------------------------------------------------------------------------------------------------------------------
BUILDING - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 7.75%, 2014##                                       $     335,000              $     338,350
---------------------------------------------------------------------------------------------------------------------------------
Goodman Global Holdings, Inc., 7.875%, 2012##                                                  155,000                    149,575
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 10.375%, 2010                                                                 180,000                    207,000
---------------------------------------------------------------------------------------------------------------------------------
Interface, Inc., 9.5%, 2014                                                                    150,000                    162,750
---------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.5%, 2014##                                                                     125,000                    128,438
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     986,113
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
Northern Telecom Corp., 7.875%, 2026                                                     $      45,000              $      44,438
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 6.7%
---------------------------------------------------------------------------------------------------------------------------------
ARCO Chemical Co., 9.8%, 2020                                                            $      80,000              $      90,400
---------------------------------------------------------------------------------------------------------------------------------
Crystal U. S. Holdings LLC, 0% to 2009, 10.5% to 2014##                                        600,000                    407,250
---------------------------------------------------------------------------------------------------------------------------------
Crystal U. S. Holdings LLC, 0% to 2010, 10% to 2014##                                           55,000                     38,225
---------------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP, 10.625%, 2011                                                           210,000                    241,500
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 10.125%, 2009                                                      456,000                    478,800
---------------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC, 7.375%, 2015##                                                      55,000                     54,725
---------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc., 10.875%, 2013                                                                140,000                    170,450
---------------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0% to 2009, 9.875% to 2014##                                                547,000                    341,875
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 11.125%, 2012                                                           340,000                    399,500
---------------------------------------------------------------------------------------------------------------------------------
Nalco Financial Holdings LLC, 0% to 2009, 9% to 2014                                           259,000                    194,898
---------------------------------------------------------------------------------------------------------------------------------
Polypore, Inc., 8.75%, 2012                                                                    195,000                    200,363
---------------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC, 13.5%, 2010                                               340,000                    374,850
---------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 6%, 2006                                                      EUR                 105,000                    141,071
---------------------------------------------------------------------------------------------------------------------------------
Rhodia S.A., 8.875%, 2011                                                                $     825,000                    845,625
---------------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc., 10.625%, 2011                                                300,000                    342,000
---------------------------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 11.875%, 2010                                             320,000                    339,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   4,660,732
---------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Invensys PLC, 9.875%, 2011##                                                             $     310,000              $     342,937
---------------------------------------------------------------------------------------------------------------------------------
SPX Corp., 7.5%, 2013                                                                          110,000                    120,725
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     463,662
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 2.5%
---------------------------------------------------------------------------------------------------------------------------------
Church & Dwight Co., Inc., 6%, 2012##                                                    $      75,000              $      75,750
---------------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375%, 2009                                             245,000                    229,075
---------------------------------------------------------------------------------------------------------------------------------
K2, Inc., 7.375%, 2014                                                                          20,000                     21,475
---------------------------------------------------------------------------------------------------------------------------------
Leiner Health Products, Inc., 11%, 2012                                                         75,000                     81,750
---------------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 8.625%, 2008                                                   531,000                    473,918
---------------------------------------------------------------------------------------------------------------------------------
Safilo Capital International S.A., 9.625%, 2013##                          EUR                 525,000                    701,930
---------------------------------------------------------------------------------------------------------------------------------
Werner Holding Co., Inc., 10%, 2007                                                      $     170,000                    138,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,722,448
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 1.5%
---------------------------------------------------------------------------------------------------------------------------------
Crown European Holdings S.A., 10.875%, 2013                                              $     305,000              $     357,612
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc., 7.8%, 2018                                                                90,000                     93,600
---------------------------------------------------------------------------------------------------------------------------------
Pliant Corp., 13%, 2010                                                                  $     510,000              $     499,800
---------------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 8.25%, 2012                                                           130,000                    106,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,057,612
---------------------------------------------------------------------------------------------------------------------------------
DEFENSE ELECTRONICS - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc., 6.125%, 2014                                          $     130,000              $     132,600
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Magnachip Semiconductor S.A., 8%, 2014##                                                 $      20,000              $      20,875
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET QUASI-SOVEREIGN - 0.5%
---------------------------------------------------------------------------------------------------------------------------------
Gazprom OAO, 9.625%, 2013##                                                              $     150,000              $     178,500
---------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022                                               143,000                    169,813
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     348,313
---------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKET SOVEREIGN - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8%, 2014                                                     $     170,462              $     174,510
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 8.875%, 2019                                                       966,000                    997,395
---------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Brazil, 3.0625%, 2024                                                       54,000                     49,140
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029                                                        228,000                    269,535
---------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 8.875%, 2027                                                                43,000                     47,730
---------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022                                                                 13,000                     15,386
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,553,696
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.7%
---------------------------------------------------------------------------------------------------------------------------------
Belden Blake Corp., 8.75%, 2012##                                                        $      90,000              $      90,562
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 7%, 2014                                                               52,000                     55,120
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 6.875%, 2016                                                          130,000                    135,200
---------------------------------------------------------------------------------------------------------------------------------
Venoco, Inc., 8.75%, 2011##                                                                    195,000                    196,950
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     477,832
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INTEGRATED - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Siberian Oil Co., 10.75%, 2009                                                           $     130,000              $     142,513
---------------------------------------------------------------------------------------------------------------------------------
Tyumen Oil Co., 11%, 2007                                                                       79,000                     89,665
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     232,178
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
AMF Bowling Worldwide, Inc., 10%, 2010                                                   $     235,000              $     244,400
---------------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9%, 2014##                                                 130,000                    136,175
---------------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0% to 2009, 12% to 2014##                                              415,000                    280,125
---------------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc., 9.75%, 2013                                                                   485,000                    461,963
---------------------------------------------------------------------------------------------------------------------------------
Universal City Florida Holding Co., 8.375%, 2010##                                             240,000                    249,600
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,372,263
---------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Burns, Philp & Co. Ltd., 9.75%, 2012                                                     $     245,000              $     267,050
---------------------------------------------------------------------------------------------------------------------------------
FOREST & Paper Products - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Durango Corp. S.A. de C. V., 13.75%, 2009##*                                             $     258,000              $     189,630
---------------------------------------------------------------------------------------------------------------------------------
JSG Funding LLC, 11.5%, 2015##                                             EUR                 145,000                    189,138
---------------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions PLC, 15.5%, 2013                                                        $      73,632                     86,702
---------------------------------------------------------------------------------------------------------------------------------
Newark Group, Inc., 9.75%, 2014                                                                390,000                    408,525
---------------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375%, 2014                                                          125,000                    126,250
---------------------------------------------------------------------------------------------------------------------------------
Sino Forest Corp., 9.125%, 2011##                                                               23,000                     25,329
---------------------------------------------------------------------------------------------------------------------------------
Stone Container Corp., 7.375%, 2014                                                             90,000                     92,700
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,118,274
---------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Herbst Gaming, Inc., 7%, 2014##                                                          $      15,000              $      15,075
---------------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625%, 2014##                                                                     360,000                    361,800
---------------------------------------------------------------------------------------------------------------------------------
Resorts International Hotel & Casino, Inc., 11.5%, 2009                                        400,000                    469,000
---------------------------------------------------------------------------------------------------------------------------------
Scientific Games Corp., 6.25%, 2012##                                                    $      30,000              $      30,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     876,325
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
Amsted Industries, Inc., 10.25%, 2011##                                                  $     195,000              $     219,375
---------------------------------------------------------------------------------------------------------------------------------
Da Lite Screen Co., Inc., 9.5%, 2011                                                           125,000                    138,125
---------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.75%, 2013                                                     115,000                    101,200
---------------------------------------------------------------------------------------------------------------------------------
JohnsonDiversey Holding, Inc., 0% to 2007, 10.67% to 2013                                      335,000                    290,612
---------------------------------------------------------------------------------------------------------------------------------
Knowledge Learning Corp., 7.75%, 2015##                                                         85,000                     85,425
---------------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.5%, 2011                                                             390,000                    417,300
---------------------------------------------------------------------------------------------------------------------------------
Rexnord Industries, Inc., 10.125%, 2012                                                        105,000                    117,600
---------------------------------------------------------------------------------------------------------------------------------
Williams Scotsman, Inc., 9.875%, 2007                                                          675,000                    675,000
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   2,044,637
---------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Case New Holland, Inc., 9.25%, 2011##                                                    $     205,000              $     223,962
---------------------------------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp., 8.5%, 2008                                                            225,000                    225,000
---------------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc., 10.375%, 2011                                         EUR                 160,000                    233,227
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7.75%, 2013                                                        $     700,000                    680,750
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,362,939
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
CDRV Investors, Inc., 0% to 2010, 9.625% to 2015##                                       $     225,000              $     134,437
---------------------------------------------------------------------------------------------------------------------------------
Healthsouth Corp., 8.5%, 2008                                                                  150,000                    155,062
---------------------------------------------------------------------------------------------------------------------------------
InSight Health Services Corp., 9.875%, 2011                                                    345,000                    343,275
---------------------------------------------------------------------------------------------------------------------------------
U. S. Oncology, Inc., 10.75%, 2014##                                                           275,000                    314,188
---------------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%, 2011                                               140,000                    144,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,091,862
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Warner Chilcott Corp., 8.75%, 2015##                                                     $     375,000              $     385,313
---------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Doe Run Resources Corp., 11.75%, 2008#                                                   $     541,714              $     509,211
---------------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25%, 2014##                                                          120,000                    125,700
---------------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75%, 2014                                                                  146,000                    179,945
---------------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10%, 2009                                                            105,000                    116,550
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     931,406
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - PIPELINE - 1.2%
---------------------------------------------------------------------------------------------------------------------------------
ANR Pipeline Co., 9.625%, 2021                                                           $     175,000              $     218,750
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7%, 2011                                                                 300,000                    301,500
---------------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.75%, 2013                                                              235,000                    244,400
---------------------------------------------------------------------------------------------------------------------------------
Markwest Energy Partners LP, 6.875%, 2014##                                                     90,000                     90,450
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     855,100
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 9%, 2014                                                         $     125,000              $     137,500
---------------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway S.A., 10.25%, 2008                                                            440,000                    453,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     590,700
---------------------------------------------------------------------------------------------------------------------------------
PRECIOUS METALS & MINERALS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 2014                                       $     254,000              $     254,000
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 2.0%
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                  $     840,000              $     632,100
---------------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 0% to 2008, 9% to 2013                                                        135,000                    101,587
---------------------------------------------------------------------------------------------------------------------------------
Hollinger, Inc., 12.875%, 2011##                                                                50,000                     57,375
---------------------------------------------------------------------------------------------------------------------------------
Houghton Mifflin Co., 0% to 2008, 11.5% to 2013                                                385,000                    261,800
---------------------------------------------------------------------------------------------------------------------------------
Lighthouse International Co. S.A., 8%, 2014##                              EUR                 160,000                    215,487
---------------------------------------------------------------------------------------------------------------------------------
WDAC Subsidiary Corp., 8.375%, 2014##                                                    $     145,000                    141,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,409,724
---------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
Carrols Holdings Corp., 9%, 2013##                                                       $      90,000              $      93,825
---------------------------------------------------------------------------------------------------------------------------------
Uno Restaurant Corp., 10%, 2011                                                                195,000                    192,812
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     286,637
---------------------------------------------------------------------------------------------------------------------------------
RETAILERS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Couche-Tard, Inc., 7.5%, 2013                                                            $     205,000              $     216,787
---------------------------------------------------------------------------------------------------------------------------------
Duane Reade, Inc., 9.75%, 2011##                                                               220,000                    199,100
---------------------------------------------------------------------------------------------------------------------------------
LFS, Inc., 10.75%, 2015##                                                                      145,000                    143,912
---------------------------------------------------------------------------------------------------------------------------------
Mothers Work, Inc., 11.25%, 2010                                                               120,000                    121,200
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 9.25%, 2013                                                                    130,000                    129,350
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 6.875%, 2013                                                                   270,000                    244,350
---------------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 7.7%, 2027                                                                      95,000                     76,238
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,130,937
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
Alamosa Holdings, Inc., 0% to 2005, 12% to 2009                                          $     129,000              $     138,997
---------------------------------------------------------------------------------------------------------------------------------
Centennial Communications Corp., 10.125%, 2013                                                 370,000                    419,025
---------------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375%, 2011##                                                   35,000                     36,837
---------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 8.875%, 2013                                                      235,000                    173,312
---------------------------------------------------------------------------------------------------------------------------------
IWO Escrow Co., 6.32%, 2012##                                                                   15,000                     15,000
---------------------------------------------------------------------------------------------------------------------------------
Inmarsat Finance II PLC, 10.375%, 2012                                                         360,000                    261,000
---------------------------------------------------------------------------------------------------------------------------------
MetroPCS, Inc., 10.75%, 2011                                                                   335,000                    358,450
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012##                                                               30,000                     32,100
---------------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 7.5%, 2015##                                                             65,000                     69,713
---------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.75%, 2010                                                              508,000                    490,220
---------------------------------------------------------------------------------------------------------------------------------
U. S. Unwired, Inc., 10%, 2012                                                                 200,000                    223,000
---------------------------------------------------------------------------------------------------------------------------------
Ubiquitel Operating Co., 9.875%, 2011                                                          125,000                    137,813
---------------------------------------------------------------------------------------------------------------------------------
Vimpel-Communications, 10%, 2009##                                                             350,000                    375,375
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   2,730,842
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 4.4%
---------------------------------------------------------------------------------------------------------------------------------
Axtel S.A. de C. V., 11%, 2013                                                           $     565,000              $     606,669
---------------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 8.375%, 2014                                                            130,000                    131,950
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 9.25%, 2011                                                       170,000                    198,475
---------------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co., 6.25%, 2013                                                        65,000                     64,837
---------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 10.75%, 2014##                                                            80,000                     79,000
---------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 6.908%, 2007                                                                        100,000                    102,250
---------------------------------------------------------------------------------------------------------------------------------
MCI, Inc., 7.688%, 2009                                                                        110,000                    114,812
---------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 7.25%, 2011                                                       140,000                    134,400
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 7.875%, 2011##                                                                    180,000                    192,600
---------------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012##                                                                    175,000                    199,063
---------------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp., 13.5%, 2010##                                                            540,000                    641,250
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 10.125%, 2011                                              380,000                    372,400
---------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25%, 2014                                                210,000                    215,250
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   3,052,956
---------------------------------------------------------------------------------------------------------------------------------
TIRE & RUBBER - 0%
---------------------------------------------------------------------------------------------------------------------------------
Cooper-Standard Automotive Group, 8.375%, 2014##                                         $      20,000              $      19,000
---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - SERVICES - 0.4%
---------------------------------------------------------------------------------------------------------------------------------
TFM S.A. de C. V., 11.75%, 2009                                                          $     250,000              $     251,875
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 2.8%
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc., 6.875%, 2011                                                      $     155,000              $     144,150
---------------------------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45%, 2011                                                                 199,000                    215,956
---------------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75%, 2034                                                            145,000                    162,038
---------------------------------------------------------------------------------------------------------------------------------
Mission Energy Holding Co., 13.5%, 2008                                                        250,000                    311,875
---------------------------------------------------------------------------------------------------------------------------------
NGC Corp. Capital Trust, 8.316%, 2027                                                    $     275,000              $     225,500
---------------------------------------------------------------------------------------------------------------------------------
PSEG Power LLC, 7.75%, 2011                                                              $     185,000              $     215,955
---------------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75%, 2014                                                               60,000                     58,500
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc., 9.25%, 2010                                                           200,000                    222,500
---------------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 8.625%, 2014                                                         215,000                    238,919
---------------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875%, 2014##                                                                120,000                    124,200
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,919,593
---------------------------------------------------------------------------------------------------------------------------------
Total Bonds (Identified Cost, $44,929,479)                                               $  46,957,083
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
STOCKS - 25.9%
---------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 1.3%
---------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.^                                                                         60,500              $     876,040
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Magna International, Inc., "A"                                                                   1,800              $     136,332
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "Special A"*^                                                                    59,100              $   1,868,151
---------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.*                                                                                       6,812                    463,420
---------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., "A"^                                                            30,000                    246,900
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   2,578,471
---------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
Anacomp, Inc.*^                                                                                     30              $         367
---------------------------------------------------------------------------------------------------------------------------------
CONTAINERS - 3.2%
---------------------------------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc.*^                                                                          97,000              $   2,203,840
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.*                                                                                6,073              $     212,555
---------------------------------------------------------------------------------------------------------------------------------
ENGINEERING - CONSTRUCTION - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc.*^                                                          35,000              $     139,300
---------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*^                                                                       110,500              $   1,097,265
---------------------------------------------------------------------------------------------------------------------------------
NATURAL GAS - DISTRIBUTION - 0.6%
---------------------------------------------------------------------------------------------------------------------------------
Ferrell Gas Partners LP                                                                          6,088              $     129,796
---------------------------------------------------------------------------------------------------------------------------------
Northwestern Corp.*                                                                              9,995                    283,458
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     413,254
---------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 5.2%
---------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                 14,500              $     696,725
---------------------------------------------------------------------------------------------------------------------------------
Cooper Cameron Corp.*^                                                                          16,530                    932,457
---------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.^                                                                            36,830                  1,302,309
---------------------------------------------------------------------------------------------------------------------------------
Noble Corp.^                                                                                    13,390                    714,357
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   3,645,848
---------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                6,100              $     171,105
---------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                           24,600                    974,898
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   1,146,003
---------------------------------------------------------------------------------------------------------------------------------
SPECIALTY CHEMICALS - 0%
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.*                                                                           55              $       2,173
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 2.2%
---------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., ADR                                                                               100,200              $   1,531,056
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Nortel Networks Corp.*^                                                                        439,300              $   1,427,725
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.^                                                                                   62,300              $   1,484,609
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - ELECTRIC POWER - 1.6%
---------------------------------------------------------------------------------------------------------------------------------
Calpine Corp.*                                                                                 331,670              $   1,104,461
---------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $18,587,853)                                              $  17,999,299
---------------------------------------------------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Ford Motor Co. Capital Trust II, 6.5%                                                            3,869              $     193,373
---------------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., "A", 8%*                                                        114                      8,749
---------------------------------------------------------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Identified Cost, $218,105)                           $     202,122
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 3.9%
---------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 3.7%
---------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25%*^                                                              214              $   1,754,800
---------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting Systems, Inc., "B", 10.75%*                                                   736                    798,560
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $   2,553,360
---------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 8.625%                                                                           1,400              $     132,300
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE - 0%
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust, 8.75%                                                                       200              $       5,440
---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0%
---------------------------------------------------------------------------------------------------------------------------------
PTV, Inc., "A", 10%                                                                                  8              $          25
---------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stocks (Identified Cost, $2,539,588)                                                                $   2,691,125
---------------------------------------------------------------------------------------------------------------------------------
WARRANTS - 0%                                               STRIKE PRICE  1ST EXERCISE          SHARES                    $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
Anacomp, Inc. (Business Services)*                         $  61.54        12/10/01              5,841              $         117
---------------------------------------------------------------------------------------------------------------------------------
Grande Communications Holdings (Broadcast & Cable TV)*         0.01        10/01/04                305                         30
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. (Specialty Chemicals)*               52.00        12/31/02                 90                        162
---------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp. (Machinery & Tools)*                20.78         5/29/03              3,330                      1,665
---------------------------------------------------------------------------------------------------------------------------------
Total Warrants (Identified Cost, $38,821)                                                                           $       1,974
---------------------------------------------------------------------------------------------------------------------------------
COLLATERAL FOR SECURITIES LOANED - 19.8%
---------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                   13,771,883              $  13,771,883
---------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                          PAR AMOUNT          $ VALUE
---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 2.48%, dated 01/31/05, due 02/01/05, total to be received $610,042
(secured by various U. S. Treasury and Federal Agency obligations in a jointly traded
account), at Cost                                                                        $     610,000              $     610,000
---------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $80,695,729)                                                                   $   82,233,486
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (18.4)%                                                                              (12,777,451)
---------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $   69,456,035
---------------------------------------------------------------------------------------------------------------------------------

 * Non-income producing security.
 ^ All or a portion of this security is on loan.
^^ Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
 # Payment-in-kind security.
## SEC Rule 144A restriction.

All amounts are stated in U. S. dollars unless otherwise indicated.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. A list of abbreviations is shown below.

EUR= Euro
SEK= Swedish Krone

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS SPECIAL VALUE TRUST
SUPPLEMENTAL SCHEDULES (UNAUDITED) 01/31/2005

(1) Portfolio Securities
The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                                          $80,773,344
                                                        ===========
Gross unrealized appreciation                            $6,326,486
Gross unrealized depreciation                            (4,866,344)
                                                        -----------
Net unrealized appreciation (depreciation)              $ 1,460,142
                                                        ===========

(2) Financial Instruments
The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.


Forward Foreign Currency Exchange Contracts

                                                              NET UNREALIZED
   CONTRACTS TO                IN EXCHANGE        CONTRACTS    APPRECIATION
  DELIVER/RECEIVE                  FOR            AT VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------
EUR              3,391,015     $4,390,701         $4,424,039     $(33,338)
                               ==========         ==========     ========

EUR              1,509,345     $1,976,584         $1,969,799     ($6,785)
SEK                181,626     $   26,032         $   26,030         ($2)
                               ----------         ----------     --------
                               $2,002,616         $1,995,829     ($6,787)
                               ==========         ==========     ========

At January 31, 2005, the trust had sufficient cash and/or securities to cover any commitments under these contracts.


(C)2005 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   MFS SPECIAL VALUE TRUST
              ------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------
                           Robert J. Manning, President

Date: March 24, 2005
      --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date: March 24, 2005
      --------------


By (Signature and Title)*  RICHARD M. HISEY
                           -----------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date: March 24, 2005
      --------------

* Print name and title of each signing officer under his or her signature.